                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

                          Variable Annuity Account C of
                     ING Life Insurance and Annuity Company
                                 One Orange Way
                             Windsor, CT 06095-4774

2.   The name of each  series  or class of  securities  for  which  this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes.)

                                      [ X ]

3.   Investment Company Act File Number:

                                    811-02513

     Securities Act File Number:

          333-01107, 033-75962, 033-75974, 033-75980, 033-75988, 033-75992,
          033-81216, 333-105479, 333-109622, 333-109860, 333-129091, 333-134760,
          333-153730

4.(a) Last day of fiscal year for which this Form is filed:

                                December 31, 2010

4.(b)[ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

4.(c)[ ] Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold  during  the  fiscal  year pursuant to section 24f-2:

                                 $1,384,210,935

     (ii) Aggregate  price of  securities  redeemed  or  repurchased  during the fiscal year:

                                 $1,472,495,853

     (iii)Aggregate  price of  securities  redeemed  or  repurchased  during any prior  fiscal year ending no earlier  than  October 11, 1995 that were not  previously  used  to  reduce  registration  fees  payable  to the
          Commission:

                                 $2,273,226,914

     (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                 $(3,745,722,767)

     (v)  Net sales -- if item 5(i) is greater  than Item 5(iv)  [subtract  Item
          5(iv) from Item 5(i)]:

                                 $0

     (vi) Redemption  credits  available for use in future years -- if Item 5(i)
          is less than Item 5(iv) [subtract Item 5(iv) from item 5(i)]:

                                 $(2,361,511,832)

     (vii) Multiplier for determining registration fee:

                                 x.00011610

     (viii) Registration  fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
            if no fee is due):

                                 $0


6.   Prepaid Shares

     If the  response  to Item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997,  then report the amount of securities (number of shares or other units) deducted here:

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are  available  for use by the  issuer in future  fiscal years, then state that number here:

7.   Interest  due-- If this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                  +$0

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                  =$0

9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:

                                   N/A

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/ Dewayne Lummus
        ------------------------------------------------
            Dewayne Lummus
            Vice President and Head of
              US GAAP Reporting

Date:   March 25, 2011